DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Net [Abstract]
Schedule of balances and changes in DAC

The balances and changes in DAC are as follows:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Balance, beginning of period	$1,628	$1,480
Capitalization of commissions, sales, and issue expenses	550	459
Amortization	(200)	(163)
Change due to unrealized gains and losses	105	(152)
Implementation of ASU 2016‑13	—	4
Balance, end of period	$2,083	$1,628

Schedule of balances and changes in VOBA

The balances and changes in VOBA are as follows:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Balance, beginning of period	$1,792	$2,040
Amortization	(109)	(45)
Change due to unrealized gains and losses	80	(192)
Other	23	(11)
Balance, end of period	$1,786	$1,792

Schedule of estimated amortization of VOBA for the next five years

Based on the balance recorded as of December 31, 2021, the expected amortization of VOBA for the next five years is as follows:

Expected
Years	Amortization
(Dollars In Millions)
2022	$121
2023	123
2024	123
2025	116
2026	99